UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY 10105

(Address of principal executive offices)

Lawrence G. Altadonna

Treasurer

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 739-3371

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

April 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS—0.7%
Daimler Finance North America LLC
6.800% due 08/03/2012 (Cost $2,563)	$2,686	$2,452

CORPORATE BONDS & NOTES—23.9%
Banking & Finance—9.0%
ATF Bank
8.875% due 11/09/2009	1,500	1,570
Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,000	2,069
6.950% due 08/10/2012	3,000	3,150
C10 Capital SPV Ltd.
6.722% due 12/18/2049	3,800	3,452
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	2,000	2,025
GMAC LLC
4.315% due 05/15/2009	2,500	2,283
6.000% due 12/15/2011	3,000	2,379
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	5,000	4,839
Teco Finance, Inc.
6.750% due 05/01/2015	5,000	5,095
UBS AG
5.875% due 12/20/2017	1,800	1,840
VTB Capital S.A.
3.839% due 08/01/2008	2,000	2,000
Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,787

		32,489

Industrials—13.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	2,000	2,279
Archer-Daniels-Midland Co.
6.450% due 01/15/2038	1,000	1,041
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014 (b)	2,000	1,570
Cablemas S.A. de C.V.
9.375% due 11/15/2015	2,000	2,200
CSN Islands IX Corp.
10.500% due 01/15/2015	3,700	4,449
Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,000	967
8.375% due 05/01/2016	2,000	2,095
EchoStar DBS Corp.
7.125% due 02/01/2016	1,500	1,481
Gaz Capital S.A.
8.625% due 04/28/2034	3,000	3,517
Georgia-Pacific LLC
7.000% due 01/15/2015	500	498
7.700% due 06/15/2015	1,500	1,508
7.750% due 11/15/2029	1,500	1,388
HCA, Inc.
9.000% due 12/15/2014	1,500	1,485
9.250% due 11/15/2016	700	751
Pemex Project Funding Master Trust
9.125% due 10/13/2010	80	90
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,820
RH Donnelley Corp.
8.875% due 01/15/2016	3,500	2,292
SemGroup LP
8.750% due 11/15/2015	1,500	1,429
Service Corp. International
7.625% due 10/01/2018	1,500	1,577
Sino-Forest Corp.
9.125% due 08/17/2011	2,000	2,050
Southern Copper Corp.
7.500% due 07/27/2035	1,000	1,061
SUPERVALU, Inc.
7.500% due 11/15/2014	1,500	1,560
United Airlines, Inc.
6.636% due 07/02/2022	2,918	2,614
Vale Overseas Ltd.
6.250% due 01/23/2017	900	928
6.875% due 11/21/2036	1,100	1,119
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	1,500	1,556
Vitro SAB de C.V.
8.625% due 02/01/2012	3,000	2,805

		47,130

Utilities—1.9%
Cia Energetica de Sao Paulo
10.000% due 03/02/2011	2,000	2,175
Enersis S.A.
7.375% due 01/15/2014	2,000	2,156
Nevada Power Co.
6.500% due 05/15/2018	2,500	2,577

		6,908

Total Corporate Bonds & Notes (Cost $87,781)		86,527

MUNICIPAL BONDS & NOTES—0.5%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047 (Cost $1,880)	2,000	1,875

U.S. GOVERNMENT AGENCIES AND SPONSORED ENTITIES—168.0%
Fannie Mae
4.250% due 11/25/2024 (b)	383	343
4.250% due 03/25/2033	33	32
5.000% due 05/25/2016 (b)	200	203
5.000% due 12/01/2018	25	26
5.269% due 04/01/2030	44	45
5.500% due 08/25/2014 - 04/25/2035 (b)	2,825	2,772
5.500% due 06/01/2038	13,500	13,574
5.540% due 02/01/2032	18	19
5.610% due 03/01/2032 (b)	175	177
5.750% due 06/25/2033 (b)	100	99
5.807% due 08/25/2043	2,500	2,584
6.000% due 02/25/2017 - 04/25/2017 (b)	488	510
6.000% due 01/01/2038 - 01/25/2044	149,592	153,114
6.500% due 05/01/2013 - 09/01/2032 (b)	12,778	13,256
6.500% due 12/01/2023 - 06/25/2044	14,675	15,562
6.747% due 12/01/2025 (b)	141	143
6.850% due 12/18/2027 (b)	93	97
7.000% due 06/01/2009 - 01/01/2047 (b)	30,487	32,100
7.000% due 02/01/2015 - 02/25/2044	4,198	4,470
7.022% due 12/01/2028 (b)	103	104
7.025% due 10/01/2031	9	9
7.065% due 03/01/2032 (b)	300	315
7.112% due 09/01/2028	26	27
7.171% due 11/01/2027 (b)	89	91
7.390% due 02/01/2027 (b)	72	72
7.416% due 02/01/2028	33	33
7.500% due 06/01/2017 - 01/01/2033 (b)	4,307	4,606
7.500% due 07/01/2026 - 06/25/2044	11,293	12,152
7.700% due 03/25/2023 (b)	149	160
7.750% due 03/01/2031 (b)	90	94
7.815% due 12/01/2030 (b)	245	254
8.000% due 04/01/2019 - 06/01/2032	2,751	2,972
8.000% due 09/01/2024 - 08/01/2032 (b)	5,995	6,512
8.500% due 04/01/2016 - 06/25/2030 (b)	2,276	2,482
8.750% due 11/01/2011 - 05/01/2017	2	2
9.000% due 12/01/2019 (b)	10,763	12,067
9.921% due 05/15/2021 (b)	1,466	1,628
10.064% due 07/15/2027 (b)	503	572
10.300% due 04/25/2019 (b)	68	72
Federal Housing Administration
7.430% due 06/01/2024 (d)	187	186
Freddie Mac
5.000% due 10/15/2016 - 02/15/2024 (b)	519	530
5.500% due 12/01/2031 (b)	101	102
6.000% due 10/15/2012 - 03/15/2035 (b)	12,352	12,756
6.000% due 09/15/2016 - 12/01/2031	48	49
6.462% due 12/01/2026	19	19
6.500% due 11/01/2016 - 07/01/2037 (b)	44,353	46,126
6.500% due 08/01/2021 - 03/25/2044	12,680	12,994
6.892% due 04/01/2033	15	15
6.900% due 09/15/2023 (b)	2,345	2,446
6.950% due 07/15/2021 (b)	1,115	1,210
7.000% due 01/01/2009 - 10/25/2043	3,555	3,752
7.000% due 09/01/2011 - 01/01/2037 (b)	74,226	77,634
7.221% due 09/01/2031 (b)	143	145
7.500% due 01/01/2016 - 03/01/2037 (b)	8,040	8,599
7.500% due 06/01/2025 - 02/25/2042	1,144	1,213
8.000% due 02/15/2022 - 04/15/2030 (b)	1,483	1,601
8.000% due 07/01/2024	46	50
8.500% due 04/15/2022 - 10/01/2030 (b)	1,218	1,304
Ginnie Mae
5.500% due 06/20/2035	450	453
6.000% due 01/01/2038	125,000	128,418
6.500% due 06/20/2032	106	110
7.000% due 02/15/2024 - 06/15/2026	301	323
7.000% due 03/20/2031 (b)	5,990	6,344
7.250% due 07/16/2028	248	253
7.500% due 01/15/2017 - 03/15/2029	3,029	3,261
8.000% due 06/15/2016 - 03/20/2030	702	755
8.500% due 10/15/2016 - 02/15/2031	41	45
9.000% due 06/15/2016 - 01/15/2020	1,370	1,501
Small Business Administration
4.754% due 08/10/2014	1,258	1,251
5.038% due 03/10/2015	922	924
6.300% due 07/01/2013 - 06/01/2018	963	991
6.400% due 08/01/2013	223	228
7.200% due 06/01/2017	87	90
7.449% due 08/10/2010	72	74
7.540% due 08/10/2009	216	222
7.700% due 07/01/2016	60	63
Vendee Mortgage Trust
6.500% due 03/15/2029	611	647
6.750% due 02/15/2026 - 06/15/2026	397	422
7.500% due 09/15/2030 (b)	7,060	7,580

Total U.S. Government Agencies And Sponsored Entities (Cost $599,525)		608,036

PRIVATE MORTGAGE-BACKED SECURITIES—31.5%
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033	94	95
Countrywide Alternative Loan Trust
6.500% due 07/25/2035	2,453	1,805
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 11/25/2026	1,378	1,377
6.511% due 08/25/2034	1,935	1,721
7.500% due 11/25/2034	5,586	5,693
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034	1,832	1,913
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,438	1,480
GMAC Mortgage Corp. Loan Trust
5.211% due 08/19/2034	1,108	1,045
GSAA Trust
6.000% due 04/01/2034	4,986	4,953
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	5,240	5,023
7.500% due 06/19/2027	158	161
8.000% due 09/19/2027	2,330	2,410
GSR Mortgage Loan Trust
5.249% due 11/25/2035	11,251	10,519
5.500% due 11/25/2035	5,000	3,916
6.500% due 01/25/2034	4,405	4,532
MASTR Alternative Loans Trust
6.500% due 03/25/2034	1,848	1,895
7.000% due 04/25/2034	213	208
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	4,210	4,295
7.500% due 07/25/2035 (b)	6,234	6,587
Nomura Asset Acceptance Corp.
7.000% due 10/25/2034	3,655	3,824
7.500% due 03/25/2034	4,884	4,678
7.500% due 10/25/2034 (b)	10,966	11,042
Residential Accredit Loans, Inc.
3.075% due 06/25/2046	5,076	4,195
6.000% due 08/25/2035	5,958	5,503
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	235	238
7.000% due 08/25/2016	2,961	3,023
8.500% due 10/25/2031	1,567	1,446
8.500% due 11/25/2031	2,233	2,338
Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	863	800
Structured Asset Securities Corp.
7.500% due 10/25/2036 (b)	7,635	8,116
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	4,052	3,875
7.000% due 03/25/2034	752	738
7.500% due 04/25/2033	3,241	3,206
Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	1,800	1,541

Total Private Mortgage-Backed Securities (Cost $119,463)		114,191

ASSET-BACKED SECURITIES—0.1%
ACE Securities Corp.
6.145% due 04/25/2035	600	30
Ameriquest Mortgage Securities, Inc.
6.420% due 11/25/2032	2,799	289
8.224% due 02/25/2033	1,500	215
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	46	47

Total Asset-Backed Securities (Cost $1,831)		581

SOVEREIGN ISSUES—15.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	2,000	2,170
Brazilian Government International Bond
7.125% due 01/20/2037	7,580	8,679
8.250% due 01/20/2034	8,000	10,180
8.750% due 02/04/2025	4,500	5,771
10.125% due 05/15/2027	1,538	2,239
Dominican Republic International Bond
9.040% due 01/23/2018	5,465	5,929
Jamaica Government International Bond
8.500% due 02/28/2036	1,000	1,042
10.625% due 06/20/2017	4,000	4,820
Panama Government International Bond
9.375% due 07/23/2012	3,325	3,899
Russia Government International Bond
7.500% due 03/31/2030	923	1,059
11.000% due 07/24/2018	1,000	1,448
12.750% due 06/24/2028	300	543
Ukraine Government International Bond
7.650% due 06/11/2013	6,200	6,662
Venezuela Government International Bond
9.375% due 01/13/2034	1,000	908

Total Sovereign Issues (Cost $49,486)		55,349

FOREIGN CURRENCY-DENOMINATED ISSUES—3.1%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR 1,000	1,448
Mexico Government International Bond
8.000% due 07/23/2008	12,100	9,723

Total Foreign Currency-Denominated Issues (Cost $8,833)		11,171

SHORT-TERM INSTRUMENTS—4.3%
Commercial Paper—1.9%
Federal Home Loan Bank
1.750% due 05/01/2008	$6,700	6,700

Repurchase Agreements—0.3%
State Street Bank and Trust Co.
1.700% due 05/01/2008	1,070	1,070

(Dated 04/30/2008. Collateralized by Freddie Mac 5.250% due 01/12/2009 valued at $1,094. Repurchase proceeds are $1,070.)
U.S. Treasury Bills—2.1%
1.187% due 05/29/2008 - 06/26/2008 (a)(c)(e)	7,665	7,654

Total Short-Term Instruments (Cost $15,424)		15,424

PURCHASED OPTIONS (g)—1.3% (Cost $3,183)		4,778

Total Investments—248.7% (Cost $889,969)		$900,384
Liabilities in excess of other assets (Net)—(148.7%)		(538,398)

Net Assets—100.0%		$361,986

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

Security Valuation For purposes of calculating the net asset value (“NAV”), portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the New York Stock Exchange (“NYSE”) Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Directors or persons acting at their direction. The Board of Directors has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Directors, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Directors, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Directors is responsible for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board of Directors or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

*	A zero balance may reflect actual amounts rounding to less than $1,000.

(a)	Coupon represents a weighted average rate.

(b)	The average amount of borrowings outstanding during the three months ended April 30, 2008 was $257,339 at a weighted average interest rate of 3.153%. On April 30, 2008, securities valued at $272,387 were pledged as collateral for reverse repurchase agreements.

(c)	Securities with an aggregate market value of $7,240 have been pledged as collateral for swap and swaption contracts on April 30, 2008.

(d)	Fair valued security

(e)	Securities with an aggregate market value of $414 and cash of $1,940 have been segregated with the custodian to cover margin requirements for the following open futures contracts on April 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	801	$1,018
U.S. Treasury 10-Year Note June Futures	Long	06/2008	292	(611)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	244	79

				$486

(f)	Swap agreements outstanding on April 30, 2008:

Credit Default Swaps outstanding at April 30, 2008:

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%		03/20/2013	DUB	$3,000	$150
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%	)	12/20/2017	GSC	2,000	(363)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	09/20/2012	CITI	3,000	(401)
Fannie Mae 5.500% due 06/09/2033	Sell	0.720%		03/20/2013	MSC	5,000	93
Lennar Corp. 5.950% due 03/01/2013	Sell	5.400%		12/20/2012	JPM	2,000	2

							$(519)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices outstanding at April 30, 2008:

Reference Entity	Sell Protection(2)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	$7,913	$758

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps outstanding at April 30, 2008:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$8,700	$(100)
Pay	3-Month USD-LIBOR	4.570%	01/27/2015	BOA		12,000	407
Receive	3-Month USD-LIBOR	4.428%	08/21/2017	RBS (3)		200,000	(6,053)
Pay	3-Month USD-LIBOR	6.040%	08/21/2017	RBS (3)		200,000	3,035
Receive	3-Month USD-LIBOR	5.700%	06/19/2025	MLP		509,000	(29,827)
Receive	3-Month USD-LIBOR	5.700%	06/19/2025	MSC		245,900	(14,409)
Pay	3-Month USD-LIBOR	5.650%	06/21/2026	MLP		350,000	42,461
Pay	3-Month USD-LIBOR	5.800%	06/21/2026	MLP		104,100	14,617
Pay	3-Month USD-LIBOR	5.800%	06/21/2026	MSC		245,900	34,527
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	BCLY		26,000	(3,095)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		47,400	(6,209)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC	GBP	9,300	(282)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		4,200	167
Pay	6-Month JPY-LIBOR	2.500%	12/15/2035	DUB	JPY	550,000	128
Pay	6-Month JPY-LIBOR	2.500%	12/15/2035	GSC		555,000	224

							$35,591

(3)	The counterparty has the right, but not the obligation, to terminate the swap in whole at zero cost by a predetermined date and time prior to the expiration date.

(g)	Purchased options outstanding on April 30, 2008:

Options on Exchange-Traded Futures Contracts:

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$125.000	05/23/2008	801	$15	$6
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	116	2	2

				$17	$8

Interest Rate Swaptions:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.428%	08/19/2008	$200,000	$977
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	6.040%	08/19/2008	200,000	2,160

							$3,137

Options on Securities:

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 07/01/2038	$86.500	07/07/2008	$13,500	$1	$1
Put - OTC Fannie Mae 6.000% due 05/01/2038	92.000	05/06/2008	53,700	6	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	90.000	06/05/2008	67,120	8	0
Put - OTC Ginnie Mae 6.000% due 05/01/2038	93.000	05/13/2008	48,300	6	0
Put - OTC Ginnie Mae 6.000% due 06/01/2038	89.000	06/12/2008	66,000	8	1

				$29	$2

(h)	Foreign currency contracts outstanding on April 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,077	12/2008	$0	$(3)	$(3)
Sell	EUR	6,507	05/2008	62	0	62
Sell	GBP	3,828	05/2008	0	(22)	(22)
Buy	JPY	457,381	05/2008	0	(119)	(119)

				$62	$(144)	$(82)

(i)	Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive or pay to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels based upon inputs using quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3). Valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2008 in valuing the Fund’s assets and liabilities:

	Fair Valuations at 04/30/2008 using
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 04/30/2008
Investments, at value	$ 8	$900,190	$186	$900,384
Other Financial Instruments*	486	35,748	—	36,234

Total	$494	$935,938	$186	$936,618

For fair valuations using significant unobservable inputs (Level 3), FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following is a reconciliation of the fair valuations using significant unobservable inputs for the Fund during the period ending April 30, 2008:

	Beginning balance 01/31/2008	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in (out) of Level 3	Ending balance 04/30/2008
Investments, at value	$194	$(2)	$—	$(6)	$—	$186
Other Financial Instruments*	—	—	—	—	—	—

Total	$194	$(2)	$—	$(6)	$—	$186

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BOA	Bank of America	GSC	Goldman Sachs & Co.	MSC	Morgan Stanley

BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC

CITI	Citibank N.A.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC

DUB	Deutsche Bank AG	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
BRL	Brazilian Real

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade

OTC	Over-the-Counter

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures.

(a)	The registrants President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17CFR 270.30a-3(c))that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President, Chief Executive Officer

Date:	June 27, 2008

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President, Chief Executive Officer

Date:	June 27, 2008

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	June 27, 2008